SHARE-BASED COMPENSATION - Schedule of RSU granted to employees stock based compensation activity (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Number of options
Number of options, Outstanding biginning balance	627
Number of options, Granted	4,273
Number of options, Outstanding ending balance	4,900	627
Weighted- average remaining contractual term
Outstanding at end of the period	9 years 4 months 28 days	8 years 4 months 20 days
Weighted- average remaining contractual term, Granted	9 years 7 months 17 days
Weighted- average remaining contractual term, Exercisable	8 years 4 months 20 days
Vested and expected to vest	9 years 4 months 28 days
Restricted Stock Units (RSUs) [Member]
Number of options
Number of options, Outstanding biginning balance	397	0
Number of options, Granted		397
Number of options, vested		0
Number of options, Forfeited		0
Number of options, Outstanding ending balance		397
Weighted- average remaining contractual term
Outstanding at end of the period		9 years 1 month 13 days
Weighted- average remaining contractual term, Granted		9 years 1 month 13 days